Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investment in associates provided as collateral for borrowings	₩ 410,573	₩ 437,646